SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
SHARE BASED COMPENSATION

NOTE 7 - SHARE BASED COMPENSATION:

During the six months ended June 30, 2024, the Company granted 300,000 options to Directors as follows:

In January 2024, the board of directors approved and recommended the Company's shareholders to approve a grant of 300,000 options to the Company's Directors to purchase ordinary shares at an exercise price of $1.2 per share. The Company's shareholders approved the grant in February 28, 2024.

The options vest over a period of 3 years; one third of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following two years. The options expire on the tenth anniversary of their grant date.

The fair value of options granted in 2024 was $207. The underlying data used for computing the fair value of the options are as follows:

2024
Value of one ordinary share	$1.2
Dividend yield	0%
Expected volatility	72%
Risk-free interest rate	4.8%
Expected term	4 years